COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 12, 2023	Apr. 30, 2023	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2023	Mar. 13, 2023	Jan. 03, 2023	Jan. 31, 2021
Common Stock Shares authorized				250,000,000		100,000,000	100,000,000	100,000,000
Common Stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Shares authorized				40,000,000	40,000,000	40,000,000	40,000,000	40,000,000
Common Stock Warrants						45,129	13,158
Preferred Stock Shares issued				4,376,709		3,755,209	0
Purchase of Common stock						291,259
Common stock issued, shares				291,259
Common stock issued, value				$ 600,000
Restricted Stock Compensation				$ 200,000	$ 184,167	$ 394,168
Additional warrants to be issued				69,000	0	1,424	28,883
Financing costs				$ 1,008,376
Purchase of Common stock warrants							1,278
Restated strike price			$ 1,817,123				$ 45,000
Strike price							$ 0.15
Common Stock Shares issued				10,404,336		10,068,477	6,076,078
Advance to party	$ 15,000,000
Purchase of Common stock value						$ 600,000	$ 100,000
Purchase Price, Description							The Company issued convertible debt in December 2022 at a price of $2.39 thereby affecting the down round provision on 659,585 warrants with a trigger price that is lower than $0.30 for any equity instrument issued. As such the Company has recorded a charge of $1,794,704 as a Dividend to Common Stockholders reflecting the increase in value of shares to be received by the warrant holder along with an increase in 366,331 warrants issuable to these holders for a total of 1,014,791 warrants at a new exercise price of $2.39
Common Stock Shares Issued For Cash, Value				$ 540,000		540,000
Shares of common stock on the conversion of debt				$ 102,208		$ 1,392,935
Common stock related to stock based compensation				233,651
Minimum
Common Stock Shares authorized				100,000,000	100,000,000
Maximum
Common Stock Shares authorized				100,000,000	100,000,000
Common Stock Option [Member]
Description of equity						The Incentive Plan had an initial authorized equity pool of 1,187,790. As of December 31, 2023 there are 411,462 equity grants available under the Incentive Plan
Description of converted shares of common stock						310,881 were converted on a cashless basis into 198,378 shares of common stock
Warrant Agreement [Member]
Derivate liability						$ 1,987,460
Modification of warrant price						$ 2.00
Common Stock Warrants						45,129
Arena Business Solutions Global SPC II [Member]
Common Stock, par value	$ 0.0001
Purchase of Common stock	40,000,000
Advance to party	$ 20,000,000
Board Of Directors [Member]
Common stock shares issued related to employee performance, shares		81,267
Common stock shares issued related to employee performance, value		$ 312,761
Chief Executive Officer [Member]
Restricted Shares Of Common Stock Issued For Bonus, Shares										134,049
May 18 2023 [Member]
Non cash incremental fair value							$ 1,794,704
Description of converted shares of common stock						368,368 were converted on a cashless basis into 117,301 shares of common stock
Series A Preferred Stock [Member]
Preferred Stock Shares authorized						40,000,000
Preferred Stock Shares per value				$ 0.0001		$ 0.0001
Conversion Price				$ 10.00		$ 10.00
Accrued Intrest rate				20.00%		12.00%
Preferred Stock Shares issued				621,500		46,500
Common Stock Shares Issued For Cash, Shares						465,000
Cashless conversion of shares						174,200
Warrants Price						$ 2.00
Shares of common stock on the conversion of debt						212,842
Stock Issuances [Member]
Common Stock Shares Issued For Cash, Shares						2,880,985	5,722,844
Common Stock Shares issued						3,992,399	13,827,049
Common Stock Shares Issued For Cash, Value							$ 450,000
Shares of common stock on the conversion of debt							227,368
Asset acquisition of Preferred Dental Services						40,000
Inducements for financing agreements						243,347	8,426,837
Conversion of debt						1,708,615	700,000
Common Stock Shares issued
Common Stock Shares issued						3,992,399	11,729
Committee [Member]
Additional compensation		5,000
Chair of a Committee [Member]
Additional compensation		5,000				$ 20,000
Board Chair [Member]
Additional compensation		20,000
Restricted Stock Compensation [Member]
Compensation		$ 60,000
Restricted shares of common stock issued for bonus, value							$ 160,645
Restricted common stock issued for service, shares						2,425,000	250,000
Restricted common stock issued for srvice, value							$ 122,375
Price per share							$ 0.08
Restricted Stock Compensation [Member] | 2020 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value					$ 356,000		$ 356,000
Restricted Shares Of Common Stock Issued For Bonus, Shares									5,027
Equity Lineof Credit [Member] | January Two Thousand Twenty One [Member]
Common Stock Shares issued						1,308,741	536,175				8,378
Common Stock Shares			158,273								5,000,000
Equity Line Of Credit Of Aggregate Amount			$ 350,000			$ 2,940,985
Balance available						$ 37,059,015	$ 4,650,000
Purchase Price, Description			The purchase price of the stock will be at 75% of the lowest individual daily weighted average price of the past five (5) trading days with the amount to be drawn down as the lesser of $250,000 or 300% of the average shares traded for the ten (10) days prior to the Closing Request Date with a minimum $25,000 put allowance